Initial Public Offering (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Common stock price per share	$ 11.5	$ 11.5
Warrants issued (in Shares)	7,500,000	7,500,000
Warrant price per share	$ 0.01	$ 0.01
Common stock exceeds per share	$ 18	$ 18
Gross proceeds percentage		5.00%
Offering in cash	2.00%	2.00%
Percentage of business combination	3.00%	3.00%
Public offering percentage	5.00%
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)	7,500,000	7,500,000
Price per share	$ 10	$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional units, percentage	15.00%	15.00%
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001